SHARE CAPITAL - Schedule of Stock Option Activity (Details)	1 Months Ended				12 Months Ended
	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	May 31, 2014 $ / shares shares	May 31, 2014 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Opening Balance | shares					1,040,000	93,750
Weighted Average Exercise Price ($Cdn), Opening Balance					$ 0.065	$ 1.200
Weighted Average Fair Value ($Cdn), Opening Balance					$ 0.065	$ 0.480
Number of Options, Expired | shares						(93,750)
Weighted Average Exercise Price ($Cdn),Expired						$ 1.200
Weighted Average Fair Value ($Cdn), Expired						$ (0.480)
Number of Options, Granted | shares	40,000	40,000	210,000	210,000		1,040,000
Weighted Average Exercise Price ($Cdn), Granted | (per share)	$ 0.065	$ 0.05	$ 1.20	$ 1.12		$ 0.065
Weighted Average Fair Value ($Cdn), Granted						$ 0.065
Number of Options, Closing Balance | shares					1,040,000	1,040,000	93,750
Weighted Average Exercise Price ($Cdn), Closing Balance					$ 0.065	$ 0.065	$ 1.200
Weighted Average Fair Value ($Cdn), Closing Balance					$ 0.065	$ 0.065	$ 0.480
Weighted average remaining contractual life (in years), granted						4 years 5 months 26 days
Weighted Average Remaining Contractual Life (In Years), Outstanding					3 years 5 months 26 days	4 years 5 months 26 days	4 months 20 days